SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2023
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2023	August 31, 2022

Amounts receivable, prepaid expenses and other assets	$(172)	$(173)
Accounts payable and other liabilities	(473)	(66)
	$(645)	$(239)